Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Share Capital Common Shares	Additional paid-in capital	Shares to be issued	Equity component of convertible debenture	Other comprehensive income	Deficit	Total
Beginning Balance at Jul. 31, 2017	$ 1,914	$ 4,954,932			$ 356,828	$ (4,991,251)	$ 322,423
Beginning Balance (in shares) at Jul. 31, 2017	19,137,783
Private placements	$ 974	5,025,520					5,026,494
Private placements (in shares)	9,739,534
Acquisition of Nevada Medical Group LLC	$ 1,883	6,335,482	$ 135,202				6,472,567
Acquisition of Nevada Medical Group LLC (in shares)	18,827,000
Issuance of escrowed shares	$ 7	31,928	(31,935)
Issuance of escrowed shares (in shares)	70,500
Share issue costs		(219,459)					(219,459)
Stock-based compensation		789,679					789,679
Foreign currency translation adjustment					175,577		175,577
Loss for the period						(1,781,060)	(1,781,060)
Ending Balance at Jul. 31, 2018	$ 4,778	16,918,082	103,267		532,405	(6,772,311)	10,786,221
Ending Balance (in shares) at Jul. 31, 2018	47,774,817
Foreign currency translation adjustment					73,315		73,315
Loss for the period						(211,794)	(211,794)
Ending Balance at Oct. 31, 2018	$ 4,778	16,918,082	103,267		605,720	(6,984,105)	10,647,742
Ending Balance (in shares) at Oct. 31, 2018	47,774,817
Beginning Balance at Jul. 31, 2018	$ 4,778	16,918,082	103,267		532,405	(6,772,311)	10,786,221
Beginning Balance (in shares) at Jul. 31, 2018	47,774,817
Private placements	$ 2,778	15,085,636					15,088,414
Private placements (in shares)	27,780,134
Exercise of warrants	$ 1,601	5,955,166					5,956,767
Exercise of warrants (in shares)	16,007,333
Issuance of escrowed shares	$ 14	50,003	(50,017)
Issuance of escrowed shares (in shares)	141,000
Share issue costs	$ 31	(270,767)					(270,736)
Share issue costs (in shares)	322,581
Finance fee for promissory note	$ 111	822,383					822,494
Finance fee for promissory note (in shares)	1,105,083
Investment agreement with Australis	$ 177	$ 786,946					$ 787,123
Investment agreement with Australis (in shares)	1,768,545
Acquisition of NMG Ohio LLC	238	1,448,567					1,448,805
Acquisition of NMG Ohio LLC (in shares)	$ 2,380,398
Shares to be issued on conversion of debt			1,065,565				$ 1,065,565
Equity component of convertible debenture				$ 88,797			88,797
Stock-based compensation		$ 880,595					880,595
Foreign currency translation adjustment					294,909		294,909
Loss for the period						(3,752,751)	(3,752,751)
Ending Balance at Jul. 31, 2019	$ 9,728	41,676,611	1,118,815	88,797	827,314	(10,525,062)	33,196,203
Ending Balance (in shares) at Jul. 31, 2019	97,279,891
Acquisition of GLDH	$ 434	2,752,348					2,752,782
Acquisition of GLDH (in shares)	4,337,111
Exercise of warrants	$ 14	75,535					75,549
Exercise of warrants (in shares)	143,230
Stock-based compensation		289,578					289,578
Share subscriptions received in advance			15,291				15,291
Foreign currency translation adjustment					119,193		119,193
Loss for the period						(896,797)	(896,797)
Ending Balance at Oct. 31, 2019	$ 10,176	$ 44,794,072	$ 1,134,106	$ 88,797	$ 946,507	$ (11,421,859)	$ 35,551,799
Ending Balance (in shares) at Oct. 31, 2019	101,760,232